S-K 1602(a)(3) Forepart, Sponsor Compensation - USD ($)	Jun. 02, 2026	Apr. 24, 2026
Private Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	200,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)	$ 10
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 2,000,000
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares		5,175,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)		$ 0.0048
Price Paid or to be Paid for Securities, Total Amount (in Dollars)		$ 25,000
Over-allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares		675,000